Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 1,065	$ 390	$ 3,761	$ 2,276	$ 6,462
Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to yet unfulfilled performance conditions			2,615
Total recorded expenses	817		2,615
Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the options with only the service condition	100		99
Expenses in relation to fulfilled condition				2,146	2,466
Expenses in relation to yet unfulfilled performance conditions	148		117		$ 272
Total recorded expenses	$ 248
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to fulfilled condition		390	930
Expenses in relation to yet unfulfilled performance conditions				130
Total recorded expenses		$ 390	$ 930	$ 130